Stockholders' Equity	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 9 - STOCKHOLDERS’ EQUITY

Preferred stock

Preferred stock includes 100,000,000 shares authorized at a par value of $0.0001, of which none are issued or outstanding.

Common stock

Common Stock includes 200,000,000 shares authorized at a par value of $0.0001, of which 10,000,000 have been issued for the amount of $1,000 on May 12, 2009 to the Company’s officers as founders’ shares.

On May 13, 2013, we entered into a stock purchase agreement with Ian Raleigh and Michael Raleigh (the “Sellers”) and Magnolia Lane Financial, Inc. (the “Purchaser”), whereby the Purchaser purchased from the Sellers, 10,000,000 shares of common stock, par value $0.0001 per share, of the Company (the “Shares”), representing approximately 69.57% of the issued and outstanding shares of the Company. As a result, the Purchaser became the majority shareholder of the Company.

On July 22, 2013, the Company authorized a 1:8 reverse split of its common shares. Prior to the split, the Company had 14,375,000 shares and post-split shares outstanding are 1,796,875.

Capital Contribution

As a result of the contribution of member interests of Grove Realty Partners, LLC and Walker Partners, LLC on January 16, 2014, the Company recorded $174,837 as contributed capital, representing the net of assets acquired and liabilities assumed.

During the nine months ended January 31, 2015, the Company recorded $20,967 as an in-kind contribution of interest imputed on shareholder loans.

NOTE 9 - STOCKHOLDERS’ EQUITY

Preferred stock

Preferred stock includes 100,000,000 shares authorized at a par value of $0.0001, of which none are issued or outstanding.

Common stock

Common Stock includes 200,000,000 shares authorized at a par value of $0.0001, of which 10,000,000 have been issued for the amount of $1,000 on May 12, 2009 to the Company’s officers as founders’ shares.

On May 13, 2013, we entered into a stock purchase agreement with Ian Raleigh and Michael Raleigh (the “Sellers”) and Magnolia Lane Financial, Inc. (the “Purchaser”), whereby the Purchaser purchased from the Sellers, 10,000,000 shares of common stock, par value $0.0001 per share, of the Company (the “Shares”), representing approximately 69.57% of the issued and outstanding shares of the Company. As a result, the Purchaser became the majority shareholder of the Company.

On July 22, 2013, the Company authorized a 1:8 reverse split of its common shares. Prior to the split, the Company had 14,375,000 shares and post-split shares outstanding are 1,796,875.

Capital Contribution

As a result of the contribution of member interests of Grove Realty Partners, LLC and Walker Partners, LLC on January 16, 2014, the Company recorded $174,837 as contributed capital, representing the net of assets acquired and liabilities assumed.